Debt Textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2014	Jun. 12, 2012	Dec. 20, 2011	Dec. 15, 2011
Debt Instrument [Line Items]
Origination fee							$ 18,136
Loss on extinguishment of debt	$ 0	$ 0	$ (2,606)
Senior Secured Notes Due in 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 225,000		$ 225,000
Stated interest rate on debt					12.75%		12.75%
Loss on extinguishment of debt			$ 2,606
Senior Secured Notes Due in 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate on debt	12.75%
Convertible Notes Due in 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 57,500
Stated interest rate on debt	7.00%						7.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 125,000			$ 100,000
Domestic Subsidiaries [Member] | Senior Secured Notes Due in 2018 [Member]
Debt Instrument [Line Items]
Consolidated Domestic Subsidiaries, Ownership Percentage	100.00%